Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended				12 Months Ended	1 Months Ended
	Apr. 30, 2013 Common Stock	Oct. 31, 2012 Common Stock	Jan. 31, 2012 Common Stock	Jan. 31, 2010 Common Stock	Dec. 31, 2012 Common Stock	Nov. 30, 2010 Series C Redeemable Convertible Preferred Stock	Jul. 31, 2012 Series D Redeemable Convertible Preferred Stock	Aug. 31, 2011 Series D Redeemable Convertible Preferred Stock
Per share price of stock issued (in dollars per share)	$ 20.14	$ 22.50	$ 8.22	$ 5.50	$ 16.00	$ 13.3530	$ 13.9040	$ 13.9040
Issuance costs					$ 8,481,000			$ 1,138,000
Issuance of common stock (in shares)					5,060,000